Common Stock and Additional Paid-in Capital - General (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 06, 2011	Dec. 21, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 15, 2011	Dec. 07, 2008	Dec. 31, 2010 Common Stock [Member]
Common Stock and Additional Paid-in Capital [Abstract]
Common stock shares authorized	250,000,000			1,000,000,000	1,000,000,000	1,000,000,000	500
Preferred stock shares authorized				500,000,000	500,000,000	500,000,000
Common stock par value	$ 0.01			$ 0.01	$ 0.01		$ 20
Reclassifiication from additional paid-in capital to common stock								$ 1,021
Offering price per share			$ 17.5
Placement related costs			11,699
Shares dividends	103,125,000
Repurchase program amount		$ 500,000